Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000016867
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%	0.47%	1.55%
C000016870
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	0.26%	1.07%
C000016872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016867
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	1.03%	1.83%
Without Sales Load [Member] | C000016870
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	0.26%	1.07%
Without Sales Load [Member] | C000016871
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	1.26%	2.08%
Without Sales Load [Member] | C000016872
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	1.28%	2.09%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	1.23%	2.14%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	1.23%	2.14%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	1.23%	2.14%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	1.23%	2.14%